FINANCE AND OTHER COSTS	9 Months Ended
Sep. 30, 2021
Finance And Other Costs
FINANCE AND OTHER COSTS

24.	FINANCE AND OTHER COSTS

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
Accretion expense	$1,233	$-	$2,894	$-
Interest expense on lease liabilities	7,498	-	16,993	-
Interest expense on notes payable	-	1,551	-	2,558
Interest income on GIC	(159)	(533)	(406)	(543)
Interest income on notes receivable	(9,934)	-	(13,241)	-
Interest on outstanding trade payables and bank charges	623	9,280	3,728	19,140
	$(739)	$10,298	$9,968	$21,155